Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 3,351	$ 5,094	$ 636
Restricted cash	39	91	250
Accounts receivable:
Trade	2,042	2,284	852
Other	204	118	75
Prepaid expenses	89	72	3
Inventory:
On hand	2,017	2,061	1,704
On consignment	59	110	371
Total current assets	7,801	9,830	3,891
PROPERTY, PLANT AND EQUIPMENT, net	465	420	282
NON-CURRENT ASSETS:
Deferred debt issuance costs	25		15
Fund in respect of employee rights upon retirement	236	215	167
Total non-current assets	261	215	182
Total assets	8,527	10,465	4,355
CURRENT LIABILITIES:
Current maturities of long-term loans		94	355
Accounts payable and accruals :
Trade	333	814	1,103
Other	2,858	2,217	1,509
Advanced payment from customers	192	316	559
Loans from shareholders			20
Deferred revenues	25		398
Total current liabilities	3,408	3,441	3,944
LONG-TERM LIABILITIES:
Long term loan			75
Liability for employees rights upon retirement	317	270	206
Convertible loan			1,044
Total long-term liabilities	317	270	1,325
Total liabilities	3,725	3,711	5,269
EQUITY (CAPITAL DEFICIENCY):
Common stock, par value $0.0001 per share; 125,000,000 shares authorized; 68,178,946 and 49,863,801 shares issued and outstanding at December 31, 2011 and 2010, respectively	7	7	5
Additional paid-in capital	44,576	43,388	21,057
Accumulated deficit	(39,781)	(36,641)	(21,976)
Total equity (capital deficiency)	4,802	6,754	(914)
Total liabilities and equity (less capital deficiency)	$ 8,527	$ 10,465	$ 4,355